MATERIAL ACCOUNTING POLICIES	3 Months Ended
Jun. 30, 2026
MATERIAL ACCOUNTING POLICIES
MATERIAL ACCOUNTING POLICIES

2. MATERIAL ACCOUNTING POLICIES

The principal accounting policies applied in the preparation of these Financial Statements are described below. These policies have been consistently applied for all years presented, unless otherwise stated.

(a) Statement of compliance

The Interim Financial Statements have been prepared in accordance with International Financial Reporting Standards, as issued by the International Accounting Standards Board (“IFRS® Accounting Standards”) applicable to the preparation of interim financial statements, including International Auditing Standard (“IAS”) 34, Interim Financial Reporting. These Interim Financial Statements do not include all disclosures required for annual audited financial statements. Accordingly, they should be read in conjunction with the notes to the Company’s audited financial statements for the year ended March 31, 2026, which have been prepared in accordance with IFRS® Accounting Standards.

These Interim Financial Statements have been prepared using accounting policies consistent with those used in the Company’s audited financial statements for the year ended March 31, 2026.

Board of Directors of the Company authorized these Financial Statements for issuance on August 25, 2026.

(b) Basis of presentation and measurement

These Financial Statements have been prepared on a historical cost basis, except for certain financial instruments classified as fair value through other comprehensive income, which are reported at fair value. In addition, these Financial Statements have been prepared using the accrual basis of accounting, except for cash flow information.

Certain comparative amounts have been reclassified to conform to the presentation adopted in the current period.

These Financial Statements are presented in Canadian dollars (“CAD”), which is also the Company’s functional currency. At the transaction date, each asset, liability, revenue and expense denominated in a foreign currency is translated into CAD using the exchange rate in effect at that date. At the period-end date, unsettled monetary assets and liabilities are translated into CAD using the exchange rate in effect at the period-end date and the related translation differences are recognized in net income or loss.

(c) New and amended IFRS Accounting Standards pronouncements

IFRS 18 Presentation and Disclosures in Financial Statements

On April 9, 2024, the IASB issued IFRS 18 Presentation and Disclosures in Financial Statements. The objective of the new standard is to set out requirements for the presentation and disclosure of information in general purpose financial statements to help ensure they provide relevant information that faithfully represents an entity’s assets, liabilities, equity, income and expenses. The new standard is effective for reporting periods beginning on or after January 1, 2027. Management is currently assessing the impact of the new standard on the Company’s interim and annual financial statements.

Amendments to IFRS 9 and IFRS 7

On May 30, 2024, the IASB issued amendments to the classification and measurement of financial instruments to address matters identified during the post-implementation review of the classification and measurement requirements of IFRS 9. The IASB clarified the recognition and derecognition date of certain financial assets and liabilities, and amended the requirements related to settling financial liabilities using an electronic payment system. It also clarified how to assess the contractual cash flow characteristics of financial assets in determining whether they meet the sole payments of principal and interest criterion, including financial assets that have environmental, social and corporate governance-linked features and other similar contingent features. The IASB added disclosure requirements for financial instruments with contingent features that do not relate directly to basic lending risks and costs and amended disclosures relating to equity instruments designated at fair value through other comprehensive income. The amendments are effective for reporting periods beginning on or after January 1, 2026. Management is currently assessing the impact of the new standard on the Company’s interim and annual financial statements.